Accounts receivable	12 Months Ended
Dec. 31, 2025
Accounts receivable [Abstract]
Accounts receivable
9. Accounts receivable

The composition of the accounts receivables is as follows:

	December 31, 2025	December 31, 2024
Card issuers and acquirers – Amortized cost (i)	51,714,723	54,699,240
Card issuers and acquirers – FVOCI (ii)	4,284,940	1,819,020
Other accounts receivable (iii)	61,761	132,220
Total card issuers, acquirers and others	56,061,424	56,650,480

Current	55,563,067	56,167,315
Non – Current	498,357	483,165

(i)     Card issuers: receivables derived from transactions where PagSeguro Brazil acts as the financial intermediary in operations with the issuing banks, related to the intermediation agreements between PagSeguro Brazil and Visa, Mastercard, Hipercard, Amex or Elo. However, PagSeguro Brazil’s contractual accounts receivable is with the financial institutions, which are the legal obligors on the accounts receivable payment. Additionally, amounts due within 27 days of the original transaction, including those that fall due with the first installment of installment receivables, are guaranteed by Visa, Mastercard, Hipercard, Amex or Elo, as applicable, if the legal obligors do not make the payment. As of December 31, 2025, management assessed the risk related to receivables from transactions originated by card issuers under potential liquidity scenarios and concluded that there was no material impact on the financial statements.

Acquirers: refers to card processing transactions to be received from the acquirers, which are a third parties acting as financial intermediaries between the issuing bank and PagSeguro Brazil.

(ii)    The Group has identified certain receivables from card issuers and acquirers which are managed separately. The Group assessed that the appropriate business model of some card issuers and acquirers originated after September 2024 which is held by the Group as part of liquidity management is held to collect and sell and measured at FVOCI. Therefore, receivables, in the amount of R$4,284,940 (R$1,819,020 on December 31, 2024), are recognized as fair value through other comprehensive income. Unrealized loss in the accounts receivable mark-to-market, net of taxes, in the year ended December 31, 2025, totaled R$120,588 (R$86,270 in the year ended December 31, 2024).

(iii)   Refers to other dispersed receivables from legal obligors.

The maturity analysis of accounts receivables is as follows:

	December 31, 2025	December 31, 2024

Due within 30 days	23,415,699	21,380,398
Due within 31 to 120 days	18,827,887	21,729,278
Due within 121 to 180 days	6,558,047	6,367,174
Due within 181 to 365 days	6,761,434	6,690,465
Due after 365 days	498,357	483,165
	56,061,424	56,650,480